Embedded Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Embedded Derivatives [Abstract]
Schedule of Movement of Embedded Derivatives

The following outlines the movement of the embedded derivatives from December 15, 2023, to December 31, 2024:

($)
Fair value of embedded derivative on December 15, 2023	1,951
Change in fair value during the year	(30)
Balance at December 31, 2023	1,921
Change in fair value during the year	(612)
Balance at December 31, 2024	1,309